Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (unaudited)

Number of Shares		Value
	PREFERRED STOCKS -1.6%
	ENERGY, INFRASTRUCTURE & UTILITIES - 0.8%
3,750	CMS Energy Corp., 4.20%	$74,512
3,750	DTE Energy Co., 4.375%	78,525
3,000	Duke Energy Corp., 5.750%	73,200
2,800	Energy Transfer LP, 10.156%	70,672
3,000	NextEra Energy Capital Holdings, Inc., 5.650%	72,810
3,100	Sempra Energy, 5.750%[5]	77,438
3,754	Southern Co/The, 4.200%[5]	74,517
		521,674

	REAL ESTATE - 0.8%
3,500	Agree Realty Corp., 4.250%	65,450
2,500	American Homes 4 Rent, 5.875%	60,125
2,500	Digital Realty Trust, Inc., 5.200%	55,700
2,500	Federal Realty Investment Trust, 5.000%[5]	57,025
2,500	Kimco Realty Corp., 5.125%[5]	58,500
1,000	Mid-America Apartment Communities, Inc., 8.500%	56,632
3,500	Public Storage, 3.900%[5]	60,410
2,500	Rexford Industrial Realty, Inc., 5.625%[5]	55,750
2,500	Spirit Realty Capital, Inc., 6.000%	58,800
		528,392

	TOTAL PREFERRED STOCKS
	(Cost $1,005,355)	1,050,066

	PRIVATE DIRECT REAL ESTATE INVESTMENTS[3] - 55.4%
	DEBT - 4.5%
-	PDOFQ2 22 Livingston Side Car, LLC[1,6,7]	3,000,000

	LLC Interests - 14.7%
-	Baywoods Road Owner, LLC[1,6,7]	2,181,525
-	Cook MHP Owner, LLC[1,6]	742,103
-	Excelsior Sandy Springs CIV, LLC[1,6,7]	609,526
-	Excelsior Stephenson Medical CIV, LLC[1,6,7]	655,004
-	GMF Granite Manager, LLC[1,6]	715,878
-	Old Courthouse Owner, LLC[1,6,7]	1,402,880
-	Rhino Easton Owner, LLC [1,6,7]	1,200,000
-	Riparian Housing Investors I, LLC - Class A-2 [4,6,8]	37,500
-	Riverwalk Acquisitions, LLC[1,6,7]	2,101,799
		9,646,215

	MEZZANINE DEBT - 5.8%
-	E 79th Street Mess Select, LP1,7	2,317,500
-	Premier Lexington Park, LLC, 9.00%, 03/31/2032[1,7]	1,476,091
		3,793,591

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (unaudited)

Number of Shares		Value

	PREFERRED EQUITY - 30.4%
-	3985 N Stone Ave, LLC[1,7]	$1,989,000
4,000,000	Beacon Partners Fund II, LP - Preferred [4]	4,080,603
-	Detroit Portfolio Class A, LLC[1,6,7]	2,500,000
-	FC Starcast SA Investors, LLC[1,6,7]	2,000,000
-	Golfview JV, LLC - Class B, [1,7]	2,394,786
-	NW Houston, LLC[1,7]	1,031,000
-	Plymouth Heritage Apts. JV, LLC - Class B, [1,7]	2,501,084
1,500	Riparian Housing Investors I, LLC - Class B-2	1,962,500
-	River Mill Self Storage, LLC[1,6,7]	1,500,000
		19,958,973

	SPONSOR PROFITS INTEREST - 0.0%
-	Premier Lexington Park, LLC - Class B1,6	-

	TOTAL PRIVATE DIRECT REAL ESTATE INVESTMENTS
	(Cost $35,707,071)	36,398,779

	PRIVATE REAL ESTATE INVESTMENT FUNDS - 51.4%
-	Barings Real Estate Debt Income Fund LP1,4	4,660,819
2,847	CBRE U.S. Credit Partners, LP1,4	3,013,164
-	CMMPT-2, LP1,4	992,529
-	Goodman Capital Liquid Strategy Fund I, LLC[1,4]	6,093,699
2,984	Heitman Core Real Estate Income Trust[4]	2,617,463
-	IFM USIDF (Offshore) Class B, LP1,4	4,626,221
-	Infinity Re Impact III, LP1,4	2,736,907
150	Kairos Credit Strategies REIT, Inc. - Common[4]	1,533,824
-	Kayne Anderson Real Estate Debt IV, LP1,4	1,454,296
-	Oak Street Real Estate Capital[1,4]	14,959
98,001	Peachtree SSC Mortgage REIT, LLC[4]	2,081,404
76,190	Sandpiper Lodging Trust - Class A - Common[3]	926,779
-	Stonehill Strat Hotel Credit Opportunity Fund[4]	457,931
2,533	TCM CRE Credit Fund, LP4	2,535,486
	TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS
	(Cost $33,309,701)	33,745,481

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.2%
	CALL OPTIONS - 0.0%
	iShares Preferred & Income Securities ETF*
1,500	Exercise Price: $33.00, Notional Amount: $4,950,000, Expiration Date: January 19, 2024	$7,500
	iShares Preferred & Income Securities ETF*
1,500	Exercise Price: $33.00, Notional Amount: $4,950,000, Expiration Date: April 19, 2024	7,500
	TOTAL CALL OPTIONS
	(Cost $37,842)	15,000

	PUT OPTIONS — 0.2%
	iShares 20 Year Treasury Bond ETF*
80	Exercise Price: $95.00, Notional Amount: $760,000, Expiration Date: April 19, 2024	13,960
	SPDR S&P 500 ETF Trust*
200	Exercise Price: $450.00, Notional Amount: $9,000,000, Expiration Date: April 19, 2024	104,800
	TOTAL PUT OPTIONS
	(Cost $155,931)	118,760

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $193,773)	133,760

Number of Shares		Value
	SHORT-TERM INVESTMENTS - 2.3%
1,485,298	Federated Hermes U.S. Treasury Cash Reserves 5.15% [2,5]	1,485,298
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,485,298)

	TOTAL INVESTMENTS - 110.9% (cost $71,701,198)	72,813,384
	Liabilities in Excess of Other Assets - (10.9%)	(7,126,490)
	TOTAL NET ASSETS - 100.0%	$65,686,894

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS
	PUT OPTIONS - (0.1)%
	SPDR S&P 500 ETF Trust*
(200)	Exercise Price: $440.00, Notional Amount: $(8,800,000), Expiration Date: April 19, 2024	(80,300)
	TOTAL PUT OPTIONS
	(Premiums $106,261)	(80,300)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Premiums $106,261)	$(80,300)

*	Non-Income Producing
[1]	Investment does not issue or provide shares.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Represents fair value as determined by the Fund's Board of Trustees (the "Board"), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $33,207,455 or 50.6% of net assets, were fair valued under the Fund's valuation procedures and classified as Level 3 within the three tier fair value hierarchy as of December 31, 2023.
[4]	These investments are valued at the net asset value as practical expedient in accordance with the Fund's valuation policies.
[5]	All or a portion of this security is segregated as collateral for written options. The value of the securities pledged as collateral was $360,540 which represents 0.5% of total net assets of the Fund.
[6]	Income is variable because it is distributed according to a cascading structure made up of sequential tiers.
[7]	Affiliated company.
[8]	Investment was received for investing in Riparian Housing Investors I, LLC - Class B-2 (preferred equity), but is in a separate share class (equity - Class A-2 shares).

Thirdline Real Estate Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023 (unaudited)

Security Type	Percent of Total Net Assets
Preferred Stocks
Energy, Infrastructure & Utilities	0.8%
Real Estate	0.8%
Private Direct Real Estate Invesmtents	55.4%
Private Real Estate Investment Funds	51.4%
Purchased Options Contracts	0.2%
Short-Term Investments	2.3%
Total Investments	110.9%
Liabilities in Excess of Other Assets	(10.9)%
Total Net Assets	100.0%

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (unaudited)

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Unfunded Commitments	Cost	Fair Value	Original Acquisition Date	Percentage of Net Assets
3985 N Stone Ave, LLC	Not Permitted	N/A	$-	$2,000,000	$1,989,000	7/20/2022	3.0%
Barings Real Estate Debt Income Fund LP [b,d]	Quarterly	90 Days	379,498	4,620,502	4,660,819	12/13/2021	7.1%
Baywoods Road Owner, LLC	Not Permitted	N/A	-	2,000,000	2,181,525	5/10/2022	3.3%
Beacon Partners Fund II, LP REIT [d]	Not Permitted	N/A	-	4,000,000	4,080,603	11/30/2021	6.2%
CBRE U.S. Credit Partners LP	Quarterly	60 Days	-	3,000,000	3,013,164	7/7/2022	4.6%
CMMPT-2, LP [d,f]	Quarterly	90 Days	-	1,000,000	992,529	4/18/2022	1.5%
Cook MHP Owner, LLC	Not Permitted	N/A	-	794,871	742,103	4/8/2022	1.1%
Detroit Portfolio Class A, LLC	Not Permitted	N/A	-	2,500,000	2,500,000	10/5/2022	3.8%
E 79th Street Mess Select LP	Not Permitted	N/A	2,832,500	2,317,500	2,317,500	10/27/2022	3.5%
Excelsior Sandy Springs CIV, LLC	Not Permitted	N/A	-	575,000	609,526	2/17/2022	0.9%
Excelsior Stephenson Medical CIV, LLC	Not Permitted	N/A	-	650,000	655,004	10/6/2021	1.0%
FC Starcast SA Investors, LLC	Not Permitted	N/A	-	2,000,000	2,000,000	12/7/2022	3.0%
GMF Granite Partners, LLC	Not Permitted	N/A	-	438,830	715,878	4/1/2022	1.1%
Golfview JV, LLC - Class B	Not Permitted	N/A	-	2,394,786	2,394,786	1/6/2022	3.6%
Goodman Capital Liquid Strategy Fund I, LLC[d]	Not Permitted	N/A	-	6,000,000	6,093,699	4/14/2022	9.3%
Heitman Core Real Estate Income Trust [d,e]	Quarterly	90 Days	-	2,813,072	2,617,463	4/4/2022	4.0%
IFM USIDF (OFFSHORE) Class B, LP	Quarterly	60 Days	-	4,548,806	4,626,221	10/3/2022	7.0%
Infinity Re Impact III, LP [d]	Not Permitted	N/A	323,213	2,676,787	2,736,907	6/10/2022	4.2%
Kairos Credit Strategies REIT, Inc. [c,d]	Quarterly	90 Days	-	1,500,357	1,533,824	9/30/2021	2.3%
Kayne Anderson Real Estate Debt IV, LPd	Not Permitted	N/A	496,169	1,384,783	1,454,296	11/1/2021	2.2%
NW Houston, LLC	Not Permitted	N/A	-	1,035,000	1,031,000	7/21/2022	1.6%
Oak Street Real Estate Capital	Quarterly	60 Days	-	-	14,959	7/28/2022	0.0%
Old Courthouse Owner, LLC	Not Permitted	N/A	-	1,300,000	1,402,880	2/8/2022	2.1%
PDOFQ2 22 Livingston Side Car, LLC	Not Permitted	N/A	-	3,000,000	3,000,000	9/28/2022	4.6%
Peachtree SSC Mortgage REIT, LLC [d,g]	No Restrictions	None	-	2,065,615	2,081,404	5/18/2022	3.2%
Plymouth Heritage Apts. JV, LLC - Class B	Not Permitted	N/A	-	2,501,084	2,501,084	12/30/2021	3.8%
Premier Lexington Park, LLC	Not Permitted	N/A	-	1,500,000	1,476,091	3/31/2022	2.2%
Premier Lexington Park, LLC - Class B	Not Permitted	N/A	-	-	-	3/31/2022	0.0%
Rhino Easton Owner, LLC	Not Permitted	N/A	-	1,200,000	1,200,000	12/1/2023	1.8%
Riparian Housing Investors I, LLC - Class A-2	Not Permitted	N/A	-	37,500	37,500	7/7/2023	0.1%
Riparian Housing Investors I, LLC - Class B-2	Not Permitted	N/A	-	1,962,500	1,962,500	7/7/2023	3.0%
River Mill Self Storage, LLC	Not Permitted	N/A	500,000	1,500,000	1,500,000	12/22/2022	2.3%
Riverwalk Acquisitions, LLC	Not Permitted	N/A	-	2,000,000	2,101,799	6/14/2022	3.2%
Sandpiper Lodging Trust[d]	Not Permitted	N/A	-	800,000	926,779	9/30/2021	1.4%
Stonehill Strat Hotel Credit Opportunity Fund[d]	Not Permitted	N/A	-	349,779	457,931	8/18/2023	0.7%
TCM CRE Credit Fund, LPd	Quarterly	90 Days	-	2,550,000	2,535,486	10/1/2021	3.9%
Totals			$4,531,380	$69,016,772	$70,144,260		106.8%

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 3-year lock up period expiring 12/13/2024.
[c]	The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspend these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.
[d]	The Fund indirectly bears fees and expenses as an investor in the Private Real Estate Investment Funds. Each investor of each Private Real Estate Investment Fund will pay the investment manager of the Private Real Estate Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.00% per annum of the NAV of that Private Real Estate Investment Fund. Additionally, the investment manager of each Private Real Estate Investment Fund may generally receive a contingent incentive fee/allocation from each investor ranging from 10% to 100% of net new realized appreciation of that Private Real Estate Investment Fund over a return hurdle rate ranging from 6.0% to 12.0% as of the end of each performance period for which an incentive fee/allocation is calculated.
[e]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 1-year lock up period expiring 4/3/2024 and Redemption Interests will be redeemed in 20% quarterly increments following the Redemption Effective Date.
[f]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 2-year lock up period expiring 4/17/2024.
[g]	The Fund will not redeem more than 5% of the Fund NAV in a calendar year, redemptions are subject to availability of distributable cash as determined by the Company.

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Investments in Affiliated Issuers*

As of December 31, 2023 (unaudited)

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Prior Year Unrealized Appreciation (Depreciation)	Return of Capital	Change in Unrealized Appreciation (Depreciation)	Value End of Period

3985 N Stone Ave, LLC	$2,000,000	$-	$-	$-	$-	$-	($11,000)	$1,989,000
Baywoods Road Owner, LLC [1]	$2,000,000	-	-	-	-	-	181,525	$2,181,525
Detroit Portfolio Class A, LLC	$2,500,000	-	-	-	-	-	-	$2,500,000
E 79th Street Mess Select, LP	$1,287,500	1,030,000	-	-	-	-	-	$2,317,500
Excelsior Sandy Springs CIV, LLC	$578,174	-	-	-	-	-	31,352	$609,526
Excelsior Stephenson Medical CIV, LLC	$643,545	-	-	-	-	-	11,459	$655,004
FC Starcast SA Investors, LLC [1]	$2,000,000	-	-	-	-	-	-	$2,000,000
Golfview JV, LLC - Class B [1]	$2,394,786	-	-	-	-	-	-	$2,394,786
NW Houston, LLC	$1,035,000	-	-	-	-	-	(4,000)	$1,031,000
Old Courthouse Owner, LLC	$1,307,853	-	-	-	-	-	95,027	$1,402,880
PDOFQ2 22 Livingston Side Car, LLC [1]	$3,000,000	-	-	-	-	-	-	$3,000,000
Premier Lexington Park, LLC	$1,500,000	-	-	-	-	-	(23,909)	$1,476,091
Plymouth Heritage Apts. JV, LLC - Class B [1]	$2,501,437	-	-	-	-	(399)	46	$2,501,084
Rhino Easton Owner, LLC 1	$0	1,200,000	-	-	-	-	-	$1,200,000
River Mill Self Storage, LLC [1]	$1,300,000	200,000	-	-	-	-	-	$1,500,000
Riverwalk Acquisitions, LLC	$2,027,123	-	-	-	-	-	74,676	$2,101,799
Total	$26,075,418	$2,430,000	$-	$-	$-	$(399)	$355,176	$28,860,195

*	An affiliated issuer is an entity which the Fund has owbership of at least 5% of the voting securities in an underlying fund.
[1]	The Fund has ownership greater than 25% in the underlying fund.